Cover Page	Sep. 03, 2019
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Document Type	8-K
Document Period End Date	Sep. 03, 2019
Entity Registrant Name	Baker Hughes, a GE company
Entity Central Index Key	0001701605
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	17021 Aldine Westfield
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073-5101
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	BHGE
Security Exchange Name	NYSE
Baker Hughes, a GE company, LLC
Entity Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes due 2040
Entity Registrant Name	Baker Hughes, a GE company, LLC
Entity Central Index Key	0000808362
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09397
Entity Tax Identification Number	76-0207995
Security Exchange Name	NYSE